Distribution of Profits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distribution of Profits [Abstract]
Non-distributable Reserve, PRC subsidiaries, Percentage Rate of After Tax Profit	10.00%
Accumulative Non-distributable Reserve, PRC subsidiaries, Percentage Rate of Registered Capital, Maximum	50.00%
Appropriation made to Non-distributable reserves	$ 0	$ 0	$ 0
Accumulative Non-distributable Reserve, Amount	30,000,000
Share Capital, PRC subsidiaries, Restricted on Distribution	3,412,000,000
Reserve and Capital Amount, PRC subsidiaries, Unavailable for Distribution	3,442,000,000
Declared or paid cash dividends on the ordinary shares	$ 0	$ 0	$ 0